PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	December 31,
	2012	2013
Cost
Buildings and plant	$437,805,571	$235,690,310
Machinery and equipment	344,782,948	355,429,034
Furniture, fixtures and equipment	9,233,575	21,329,752
Motor vehicles	519,923	262,562
Less: Accumulated depreciation	(133,746,851)	(145,031,744)
Property, plant and equipment, net	$658,595,166	$467,679,944
Construction in process	19,300,108	20,824,239
Total	$677,895,274	$488,504,183